Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, excluding construction in progress	$ 4,496	$ 3,835
Accumulated depreciation	(2,131)	(1,787)
Property, plant and equipment, excluding construction in progress	2,365	2,048
Construction in progress	26	1
Property, plant and equipment, net	2,391	2,049
Depreciation expense	1,900	1,300
Remaining construction in progress expenditures	100
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, excluding construction in progress	2,214	2,133
Machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, excluding construction in progress	1,045	1,306
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, excluding construction in progress	28	49
Computer Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross, excluding construction in progress	$ 1,209	$ 347